Significant Accounting Policies - Acquired intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets
Asset retirement obligation liability	$ 102	$ 96
Advertising and merchandising expense	368	407	$ 423
Research, development and related expenses	1,763	1,770	1,715
Research and development expense	1,223	1,193	$ 1,150
Deferred tax assets valuation allowance	$ 31	$ 22
Minimum
Finite Lived Intangible Assets
Intangible assets useful life	1 year
Minimum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	7 years
Minimum | Patents
Finite Lived Intangible Assets
Intangible assets useful life	5 years
Minimum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	2 years
Minimum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life	3 years
Minimum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	2 years
Maximum
Finite Lived Intangible Assets
Intangible assets useful life	20 years
Maximum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	17 years
Maximum | Patents
Finite Lived Intangible Assets
Intangible assets useful life	13 years
Maximum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	15 years
Maximum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life	20 years
Maximum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	10 years